Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of March 31,
	2019	2020
	$	$
At cost:
Machinery and equipment	12,284	12,135
Furniture and fixtures	464	90
Leasehold improvements	1,044	1,120
Motor vehicles	153	162
Total	13,945	13,507
Less: Accumulated depreciation and impairment	(13,059)	(12,629)
Property, plant and equipment, net	886	878